NATURE OF BUSINESS AND SUMMARY OF ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
NATURE OF BUSINESS AND SUMMARY OF ACCOUNTING POLICIES
Schedule of Disinvestment of subsidiaries
Assets	-
Intercompany	-
Total Assets sold	-

Cash	100
Payable assumed by buyer	5,867
Total Consideration	5,967

Gain on sale of subsidiaries	5,967

Schedule of Sales recognized
	Nine Months Ended Sep 30, 2020				Nine Months Ended Sep 30, 2019
	Third Party	Related Party	Total	Third Party	Related Party	Total
Advertising	$-	$1,275	$1,275	$2,000	$50,000	$52,000
Click Based and Impressions Ads	332	-	332	614	-	614
Domain Registrations	-	-	-	10	-	10
Publishing and Distribution	955	392	1,347	840	-	840
Server	-	-	-	-	-	-
	$1,287	$1,667	$2,954	$3,464	$50,000	$53,464

	December 31, 2019			December 31, 2018
	Third Party	Related Party	Total	Third Party	Related Party	Total

IT Services on Company Server	$-	$-	$-	$-	$7,000	$7,000
Click Based and Impressions Ads	$2,743	$50,000	$52,743	$2,885	$-	$2,885
Domain Registrations	$10	$-	$10	$67	$-	$67
Publishing and Distribution	$1,040	$-	$1,040	$400	$100	$500
	$3,793	$50,000	$53,793	$3,352	$7,100	$10,452

Schedule of revenue
	December 31,	December 31,
	2019	2018

Deferred Revenue	$-	$50,000

	December 31,	December 31,
	2019	2018

Deferred Revenue	$-	$50,000

Schedule of Basic and Diluted Net (Loss) per Share
	Three Months Sep 30, 2020	Three Months Sep 30, 2019
Numerator:
Net (Loss) attributable to common shareholders of Crown Equity Holdings, Inc.	$(167,941)	$(53,254)
Net (Loss) attributable to Crown Equity Holdings, Inc.	$(167,941)	$(53,254)

Denominator:
Weighted average common and common equivalent shares outstanding – basic and diluted	12,606,731	11,973,418

Earnings (Loss) per Share attributable to Crown Equity Holdings, Inc.:
Basic	$(0.01)	$(0.00)
Diluted	$(0.01)	$(0.00)
	Nine Months Sep 30, 2020	Nine Months Sep 30, 2019
Numerator:
Net (Loss) attributable to common shareholders of Crown Equity Holdings, Inc.	$(1,088,402)	$(130,060)
Net (Loss) attributable to Crown Equity Holdings, Inc.	$(1,088,402)	$(130,060)

Denominator:
Weighted average common and common equivalent shares outstanding – basic and diluted	12,269,852	11,909,339

Earnings (Loss) per Share attributable to Crown Equity Holdings, Inc.:
Basic	$(0.09)	$(0.01)
Diluted	$(0.09)	$(0.01)

	December 31,
	2019	2018
Numerator:
Net (Loss) attributable to common shareholders of Crown Equity Holdings, Inc.	$(153,026)	$(374,820)
Net (Loss) attributable to Crown Equity Holdings, Inc.	$(153,026)	$(374,820)

Denominator:
Weighted average common and common equivalent shares outstanding – basic and diluted	11,936,422	11,583,371

Earnings (Loss) per Share attributable to Crown Equity Holdings, Inc.:
Basic	$(0.01)	$(0.03)
Diluted	$(0.01)	$(0.03)

Schedule of deferred tax assets
	Sep 30, 2020	Dec 31, 2019
Net operating loss	$531,243	$416,916
Valuation allowance	(531,243)	(416,916)
Net deferred tax asset	-	-